Total Cash, Cash Equivalents, Restricted Cash and Restricted Investments - Summary of Cash and Cash Equivalents, Restricted Cash and Restricted Investments (Details) - USD ($) $ in Millions	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Restricted Cash and Cash Equivalents Items [Line Items]
Cash and cash equivalents	$ 733.4	$ 743.0	$ 671.7
Restricted cash and cash equivalents	194.3	203.6	220.5
Total cash, cash equivalents and restricted cash	927.7	946.6	$ 892.2	$ 964.1
Restricted investments securing reinsurance contracts and letter of credit facilities	1,277.8	1,328.7
Total cash, cash equivalents, restricted cash and restricted investments	2,205.5	2,275.3
Financial Standby Letter of Credit
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	42.2	51.6
Reinsurance Contracts
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	$ 152.1	$ 152.0